                       SELECT DIMENSIONS VARIABLE ANNUITY
                                    SERIES I
                             SEPARATE ACCOUNT THREE
                        HARTFORD LIFE INSURANCE COMPANY
      SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE -- The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period, Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Joint and Last Survivor Life Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account.

                                                                        YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------------
                                              WITHOUT THE     WITH THE OPTIONAL
                                             OPTIONAL DEATH     DEATH BENEFIT
                                                BENEFIT          (UNAUDITED)
                                                  1999              1999            1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $11.728           $11.850        $11.309    $10.901    $10.521    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $12.117           $12.105        $11.728    $11.309    $10.901    $10.521
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        898                --            825        735        501        125
---------------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT SECURITIES SUB-
 ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $11.642           $11.763        $11.322    $10.841    $10.536    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $11.870           $11.858        $11.642    $11.322    $10.841    $10.536
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                         71                --             72         36         32          5
---------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $17.859           $19.514        $15.829    $13.618    $12.164    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $18.230           $18.212        $17.859    $15.829    $13.618    $12.164
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        814                --            706        369        191         11
---------------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------------
                                              WITHOUT THE     WITH THE OPTIONAL
                                             OPTIONAL DEATH     DEATH BENEFIT
                                                BENEFIT          (UNAUDITED)
                                                  1999              1999            1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------
UTILITIES SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $20.391           $22.516        $16.918    $13.568    $12.684    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $28.899           $28.870        $20.391    $16.918    $13.568    $12.684
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        420                --            301        146        118         50
---------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $24.847           $28.283        $21.045    $16.921    $13.787    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $24.631           $24.606        $24.847    $21.045    $16.921    $13.787
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                      3,174                --          3,148      2,483      1,052        304
---------------------------------------------------------------------------------------------------------------------------
VALUE-ADDED MARKET SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $19.843           $22.283        $17.936    $14.422    $12.418    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $21.945           $21.923        $19.843    $17.936    $14.422    $12.418
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                      1,283                --          1,353      1,136        567        137
---------------------------------------------------------------------------------------------------------------------------
GROWTH SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $18.530           $20.335        $16.596    $13.675    $11.224    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $25.416           $25.391        $18.530    $16.596    $13.675    $11.224
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        638                --            301        214         99         27
---------------------------------------------------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $25.729           $29.294        $19.951    $15.335    $13.770    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $39.532           $39.493        $25.729    $19.951    $15.335    $13.770
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                      2,034                --          1,468      1,022        591        160
---------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $14.918           $16.178        $13.142    $12.265    $11.162    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $19.733           $19.713        $14.918    $13.142    $12.265    $11.162
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                      1,056                --          1,058        920        470         95
---------------------------------------------------------------------------------------------------------------------------
DEVELOPING GROWTH SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $20.318           $22.022        $18.896    $16.843    $15.123    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $38.574           $38.535        $20.318    $18.896    $16.843    $15.123
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        345                --            341        361        262         63
---------------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------------
                                              WITHOUT THE     WITH THE OPTIONAL
                                             OPTIONAL DEATH     DEATH BENEFIT
                                                BENEFIT          (UNAUDITED)
                                                  1999              1999            1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $ 7.981           $ 9.750        $11.405    $11.420    $ 9.841    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $14.444           $14.430        $ 7.981    $11.405    $11.420    $ 9.841
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        125                 1            146        172        118         17
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $12.577           $12.511        $12.238    $11.457    $10.607    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $12.175           $12.163        $12.577    $12.238    $11.457    $10.607
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        645                --          1,010        547        224         61
---------------------------------------------------------------------------------------------------------------------------
MIDCAP EQUITY SUB-ACCOUNT
  (Inception date January 21, 1997)
Accumulation Unit Value at beginning of
 period                                          $11.913           $13.393        $11.433         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $22.568           $22.545        $11.913    $11.433         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        654                --            263        155         --         --
---------------------------------------------------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT
  (Inception date April 1, 1998)
Accumulation Unit Value at beginning of
 period                                          $ 9.993           $10.513        $10.000         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $10.554           $10.544        $ 9.993         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                         90                --             42         --         --         --
---------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE SUB-ACCOUNT
  (Inception date April 1, 1998)
Accumulation Unit Value at beginning of
 period                                          $10.072           $10.692        $10.000         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $11.977           $11.965        $10.072         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                         67                --             41         --         --         --
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT SUB-ACCOUNT
  (Inception date April 1, 1998)
Accumulation Unit Value at beginning of
 period                                          $ 6.752           $ 7.668        $10.000         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $ 8.615           $ 8.607        $ 6.752         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                          7                 1              3         --         --         --
---------------------------------------------------------------------------------------------------------------------------
STRATEGIC STOCK SUB-ACCOUNT
  (Inception date April 1, 1998)
Accumulation Unit Value at beginning of
 period                                          $10.284           $11.812        $10.000         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $10.093           $10.083        $10.284         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        120                --             66         --         --         --
---------------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------------
                                              WITHOUT THE     WITH THE OPTIONAL
                                             OPTIONAL DEATH     DEATH BENEFIT
                                                BENEFIT          (UNAUDITED)
                                                  1999              1999            1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------
ENTERPRISE SUB-ACCOUNT
  (Inception date April 1, 1998)
Accumulation Unit Value at beginning of
 period                                          $10.652           $11.283        $10.000         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $13.219           $13.206        $10.652         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        161                --              7         --         --         --
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY SUB-ACCOUNT
  (Inception date September 7, 1999)
Accumulation Unit Value at beginning of
 period                                          $10.000           $10.000             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $14.354           $14.347             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                          8                --             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT
  (Inception date September 20, 1999)
Accumulation Unit Value at beginning of
 period                                          $10.000           $10.000             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $11.718           $11.713             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                          1                --             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
FIXED INCOME SUB-ACCOUNT
  (Inception date September 7, 1999)
Accumulation Unit Value at beginning of
 period                                          $10.000           $10.000             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $10.065           $10.061             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                          5                --             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------

HV-2737
333-80738